SHARE-BASED PAYMENTS - Incentive payments based on shares (Details)	Sep. 08, 2017 EquityInstruments installment shares
Plan of incentives through shares
SHARE-BASED PAYMENTS
Number of other equity instruments granted in share-based payment arrangement | EquityInstruments	225.000
Percentage of shares that would be delivered	100.00%
Shares allocated individually | shares	360,000
Plan Of Incentives Through Shares, Three To Four Year Plan
SHARE-BASED PAYMENTS
Minimum fulfillment of goals (as a percent)	70.00%
Maximum fulfillment of goals (as a percent)	100.00%
Period of duty of permanence	12 months
Plan Of Incentives Through Shares, Three Year Plan
SHARE-BASED PAYMENTS
Minimum fulfillment of goals (as a percent)	70.00%
Maximum fulfillment of goals (as a percent)	100.00%
Period of duty of permanence	4 years
Plan Of Incentives Through Shares, 360,000 Shares
SHARE-BASED PAYMENTS
Portion in installment (as a percent)	50.00%
Plan Of Incentives Through Shares, First Half Of 360,000 Shares
SHARE-BASED PAYMENTS
Number of installments | installment	3
Plan Of Incentives Through Shares, Second Half Of 360,000 Shares
SHARE-BASED PAYMENTS
Period of achievement of condition	3 years